Investments (Details) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended			12 Months Ended
	Jul. 31, 2020 USD ($)	Feb. 28, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares
Investments in Marketable Equity Securities and Long-term Investments (Details) [Line Items]
Gain on sale of long term investments						$ 26,300
Mark-to-market unrealized gain on shares					$ 24,800
Unrealized gain (loss) on marketable equity securities						$ (13,655)
Sale price (in Dollars per share) | $ / shares						$ 3.42
Recognized realized loss						$ 26,260
Investment				$ 4,500
Shares issued, value				$ 761,773	$ 298,209	$ 669,916
Convertible Note
Investments in Marketable Equity Securities and Long-term Investments (Details) [Line Items]
Investment Interest rate				12.00%
Investment				$ 4,500
Term of convertible note				3 years
Convertible Note | Level 3 | Discount Rate
Investments in Marketable Equity Securities and Long-term Investments (Details) [Line Items]
Discount rate				12.3
Convertible Note | Level 3 | Measurement Input, Issuance Date Discount Rate [Member]
Investments in Marketable Equity Securities and Long-term Investments (Details) [Line Items]
Discount rate				14.0
Coinsquare
Investments in Marketable Equity Securities and Long-term Investments (Details) [Line Items]
Minority interest		$ 9,400	$ 9,400
Percentage owned		11.70%
Percentage of impairment of investments						100.00%
Impairment expense						$ 9,400
Mogo Investment Agreement
Investments in Marketable Equity Securities and Long-term Investments (Details) [Line Items]
Shares exchanged (in Shares) | shares					3.2	3.2
Recognized realized loss					$ 9,000
Shares issued, value					$ 1,800
Mogo Investment Agreement | Coinsquare
Investments in Marketable Equity Securities and Long-term Investments (Details) [Line Items]
Outstanding shares (in Shares) | shares						3.4
Shares exchanged (in Shares) | shares						3.2
Unrealized gain (loss) on marketable equity securities						$ 13,700
Shares issued, value						$ 1,800
Canada, Dollars | Coinsquare
Investments in Marketable Equity Securities and Long-term Investments (Details) [Line Items]
Penalties and costs related to investment	$ 2,200